Organization (Details Textual )		Dec. 31, 2016	Mar. 28, 2014
China BPO Holdings Limited (''CBPO'') [Member]
Organization Consolidation And Presentation [Line Items]
Percentage of effective ownership		100.00%
China BPO Holdings Limited (''CBPO'') [Member] | Hong Kong [Member]
Organization Consolidation And Presentation [Line Items]
Percentage of effective ownership			100.00%
Beijing TaiyingAnrui Holding Co., Ltd [Member]
Organization Consolidation And Presentation [Line Items]
Percentage of effective ownership	[1]	100.00%

[1]	Wholly-owned subsidiaries of Taiying